Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Cash and investments	$ 862.8	$ 399.6	$ 107.0
Credit risk
Disclosure of credit risk exposure [line items]
Cash and investments	862.8	399.6
Trade accounts receivable	31.2	17.5
Current advances to suppliers	$ 6.7	$ 10.4